Financial Instruments - Interest rate risk sensitivity analysis (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($)
Bottom of range | Interest rate risk
Financial Instruments
Decrease in Loss from continuing operations 1% if benchmark interest rate is lower with all other variables held constant	$ 574
Increase in Loss from continuing operations if 1% benchmark interest rate is higher with all other variables held constant	492
Bottom of range | Other price risk
Financial Instruments
Decrease in other comprehensive loss from continuing operations if equity prices strengthened 10% with all other variables held constant	510
Top of range | Other price risk
Financial Instruments
Increase in other comprehensive loss from continuing operations if equity prices weakened 10% with all other variables held constant	$ 510